Offerings - Offering: 1	Aug. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	1,709,870
Proposed Maximum Offering Price per Unit	139.31
Maximum Aggregate Offering Price	$ 238,201,989.70
Fee Rate	0.01381%
Amount of Registration Fee	$ 32,895.70
Offering Note	(1) The Amount Registered represents (i) shares of common stock, par value $0.01 per share (the Common Stock), of Dorman Products, Inc. (the Registrant) issuable under the Dorman Products, Inc. 2026 Omnibus Incentive Plan (the 2026 Plan), including shares of Common Stock issuable under the 2026 Plan in settlement of outstanding awards previously granted under the Dorman Products, Inc. 2018 Stock Option and Stock Incentive Plan (the 2018 Plan) and (ii) shares of Common Stock that remained available for issuance and not subject to an outstanding award under the 2018 Plan that will be available under the 2026 Plan, together with shares underlying any award under the 2018 Plan and the 2026 Plan that is forfeited, terminates or expires without having been exercised in full that will become available under the 2026 Plan. (2) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the Securities Act), this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the 2026 Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction that results in an increase in the number of outstanding shares of Common Stock. (3) Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c), based upon the average of the high and low prices of the Common Stock on the Nasdaq Global Select Market on August 7, 2026.